UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2012

If amended report check here:     [X]     Amendment Number: 1

This Amendment(check only one):     [X] is a restatement
                                    [ ] adds new holding Entries

Institutional Investment Manager Filing this Report:

Name:          OVERLOOK INVESTMENTS LIMITED
Address:       22/F RUTTONJEE HOUSE, 11 DUDDELL STREET
               HONG KONG

Form 13F File Number: 028-15395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MICHAEL LONERGAN
Title:     DIRECTOR
Phone:     852 2912 0805

Signature, Place, and Date of Signing

/s/      MICHAEL LONERGAN          HONG KONG           FEBRUARY 20, 2013
     [Signature]                   [City, State]       [Date]

EXPLANATORY NOTE

This Amendment No. 1 to OVERLOOK INVESTMENTS LIMITED Current Report on Form 13F-NT, Accession Number 0001068238-13-000032, originally filed with the Securities and Exchange Commission on February 14, 2013 (the "Original Filing"), is being made because the Company inadvertently filed the Original Filing under the name of an affiliate. Please disregard the Original Filing.

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number          Name

028-15402                OVERLOOK HOLDINGS LIMITED